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                                                               [LOGO] MetLife(R)

GENERAL AMERICAN LIFE INSURANCE COMPANY
13045 TESSON FERRY ROAD
ST. LOUIS, MISSOURI 63128

May 4, 2010

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  General American Life Insurance Company
          General American Separate Account Two
          File Nos. 002-39272/811-02162
          Rule 497(j) Certification
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Commissioners:

On behalf of General American Life Insurance Company (the "Company") and General American Separate Account Two (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus dated May 1, 2010 and the Statement of Additional Information dated May 1, 2010 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph
(c) of Rule 497 does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 57 for the Account filed electronically with the Commission on April 27, 2010.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,


/s/ John M. Richards
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John M. Richards
Senior Counsel
Metropolitan Life Insurance Company